Consolidated Statements of Operations (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations
Other revenues	¥ 0	¥ 428,148	¥ 0
Service fee	550,000	0	0
Cost of Company owned and operated stores from transactions with a related party	36,862,860	19,521,561	8,864,342
General and administrative expenses from transactions with a related party	1,845,960	0	160,532
Franchise and royalty expenses from transactions with a related party	¥ 31,882,569	¥ 15,576,324	¥ 5,147,252